Financing with a financial institution	12 Months Ended
Dec. 31, 2021
Financing with a financial institution
Financing with a financial institution

14. Financing with a financial institution

On July 24, 2020, concurrently with the issuance of Series F Preferred Shares, the Group entered into a series of agreements with one financial institution, pursuit to which,

1)	the Group issued Convertible Promissory Note (“Convertible Note”) with the aggregate principal amount of US$27.0 million with simple interest of 7% per annum. The Convertible Note and accrued interest shall be due and payable by the 24 months following the date of issuance (i.e. the maturity date is July 24, 2022). The Convertible Note is convertible into certain existing and future shares of the Company. Depending on the timing of the conversion, the conversion price will be determined based on issuance price of the shares to be converted into, times a pre-agreed discount or premium.
2)	the Group borrowed a US$13.0 million loan (“Loan”) with the financial institution. The interest should be accrued at a simple interest rate of 7.5% per annum on the outstanding loan principal, of which 7% per annum is payable annually, and 0.5% per annum is payable on the 24 months after the issuance date of the Loan. The Group shall repay all the outstanding Loans, together with all accrued but unpaid interest in full after 24 months from the issuance date of the Loan (i.e. July 24, 2022).
3)	the Group issued an option (“Option”) to the financial institution that allow the financial institution to purchase the Group’s certain preferred shares at a pre-agreed certain percentage multiplying the issuance price depending on the timing of the exercise of the Option, and the round of the preferred shares to be issued within the next 24 months. The aggregate exercise price of the Option is up to the outstanding Loan principal.

The Option is considered a freestanding financial liability under ASC 480 and measured at its issuance date fair value in accordance with ASC 480-10-55. Proceeds received from the financial institution were first allocated to the Option based on its initial fair value. The initial fair value of the Option was RMB15.4 million. The Option were marked to the market with the changes in the fair value of option liability recorded in the consolidated statements of operations and comprehensive loss. As of December 31, 2021, the balance of the Option was reduced to zero as the Option was waived upon the right to exercise the Option to purchase certain preferred shares declared as null and void by the financial institution. Accordingly, the gain of RMB10.3 million was recognized in the change in fair value of option and embedded conversion feature in the consolidated statement of operations and comprehensive loss during the year ended December 31, 2021.

14. Financing with a financial institution (Continued)

In accordance with ASC 480, the Convertible Note is classified as a liability and is subsequently stated at amortized cost with any difference between the initial carrying value and the repayment amount as interest expenses using the effective interest method over the period from the issuance date to the maturity date. The embedded conversion feature where the financial institution has a right to convert the Convertible Note into variable number of shares at a discounted price of 80% of the next round of financing is considered effectively a redemption feature as it does not expose the lender to changes in the fair value of the Company’s shares. It should be bifurcated and separately accounted for using fair value, as this embedded feature is considered not clearly and closely related to the debt host. The bifurcated conversion feature was marked to the market with the changes recorded in the consolidated statements of operations and comprehensive loss. The initial fair value of the embedded conversion feature was RMB2.1 million.

The Company determined that the other embedded features do not require bifurcation as they either are clearly and closely related to the Convertible Note or do not meet the definition of a derivative.

The total proceeds of the Convertible Note and the Loan, net of issuance cost, of RMB278.9 million (US$39.9 million) was received by the Company in July 2020, and allocated to each of the financial instruments as following:

As of July 24,
2020
RMB
Derivative liabilities - Fair value of the Option	15,436
Derivative liabilities – Embedded conversion feature	2,071
Convertible Note	175,460
Loan	85,903
Total	278,870

Prior to the maturity date of July 24, 2022, in case of certain contingent events, including the change of the control of the Company, the financial institution is entitled to require the Company to redeem the entire or partial portion of the outstanding Convertible Note or Loan. As the redemption events are not solely within the Company’s control, the Convertible Note and the Loan were classified as current liabilities as of December 31, 2020. The Convertible Note and the Loan was fully redeemed by the Group on July 9, 2021.